REAL ESTATE INVESTMENTS, NET - Intangible Assets (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate [Line Items]
Cost	$ 7,072,592	$ 6,960,842
Accumulated amortization	(2,758,793)	(1,833,054)	$ 0
Net amount	4,313,799	5,127,788	7,700,000
Tenant Origination and Absorption Costs
Real Estate [Line Items]
Cost	23,570,335	23,792,057	27,266,610
Accumulated amortization	(11,210,646)	(9,695,960)	(6,005,248)
Net amount	12,359,689	14,096,097	21,261,362
Above-Market Lease Intangibles
Real Estate [Line Items]
Cost	1,128,549	1,128,549	1,547,646
Accumulated amortization	(372,620)	(307,707)	(295,912)
Net amount	755,929	820,842	1,251,734
Below-Market Lease Intangibles
Below-Market Lease Intangibles
Cost	(15,097,132)	(15,163,672)	(15,713,975)
Accumulated amortization	3,266,545	2,597,935	1,122,616
Net amount	$ (11,830,587)	$ (12,565,737)	$ (14,591,359)